TRADE RECEIVABLES - Schedule of Movements in Provisions for Impairment of Freight Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Balance as of January 01	$ (211.0)	$ (259.5)
Balance as of December 31	(183.9)	(211.0)	$ (259.5)
Expected credit loss:
Disclosure of financial assets [line items]
Balance as of January 01	10.7	10.6	4.7
Balance as of December 31	10.0	10.7	10.6
Trade receivables
Disclosure of financial assets [line items]
Provisions reversed during the year	(5.9)
Trade receivables | Expected credit loss:
Disclosure of financial assets [line items]
Provisions for the year	5.8	3.3	6.5
Provisions reversed during the year	$ (6.5)	$ (3.2)	$ (0.6)